  July 29, 2016

Summary
Prospectus

Victory RS Science and Technology Fund

Class A   RSIFX

Class C   RINCX

Class R   RIFKX

Class Y   RIFYX

Before you invest, you may want to review the Fund's Statutory Prospectus and Statement of Additional Information, both of which are dated July 29, 2016 and are incorporated by reference into this Summary Prospectus, as they each contain more information about the Fund and its risks.

You can find the Fund's Prospectus and other information about the Fund online at www.VictoryFundLiterature.com

You may also obtain this information at no cost by calling (800) 766-3863 or by sending an e–mail request to VictoryMail@vcm.com.

You may also obtain this information at no cost from your financial intermediary.

RSInvestments.com
800-766-3863

VICTORY RS Science and Technology Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 199 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.22%	0.26%	0.47%	0.23%
Total Annual Fund Operating Expenses	1.47%	2.26%	1.97%	1.23%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	-0.04%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.47%	2.26%	1.93%	1.23%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.49%, 2.28%, 1.93% and 1.24% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Science and Technology Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$716	$1,013	$1,332	$2,231
Class C	$329	$706	$1,210	$2,595
Class R	$196	$610	$1,055	$2,288
Class Y	$125	$390	$676	$1,489

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$229	$706	$1,210	$2,595

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

VICTORY RS Science and Technology Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in science and/or technology companies. The Fund invests principally in equity securities and may invest in companies of any size. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Adviser employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the Adviser's proprietary earnings calculations.

A particular company will be considered to be a science or technology company if the Adviser determines that it applies scientific or technological developments or discoveries to grow its business or increase its competitive advantage. Science and technology companies may also include companies whose products, processes or services, in the opinion of the Adviser, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Acquiring Fund also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Science and Technology Concentration Risk. Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's primary benchmark.

■  Science and Technology Investment Risk. Investments in science and technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.

VICTORY RS Science and Technology Fund Summary (continued)

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Small and Mid-sized Companies Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Science and Technology Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an additional index that is specific to the Fund's investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Technology Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 29.79%

Worst Quarter Fourth Quarter 2008 -27.06%

VICTORY RS Science and Technology Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	11/15/95
Return Before Taxes		0.88%	8.07%	8.61%	8.93%
Return After Taxes on Distributions		-1.73%	5.07%	6.59%	7.37%
Return After Taxes on Distributions and Sale of Fund Shares		2.10%	5.74%	6.60%	7.22%
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)		9.91%	14.26%	9.97%	9.01%[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	8.34%
CLASS C SHARES	5/2/07	4.14%	8.27%	—	7.85%
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)		9.91%	14.26%	—	9.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	5.93%
CLASS R SHARES	1/19/07	5.38%	8.57%	—	8.88%
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)		9.91%	14.26%	—	10.06%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	6.33%
CLASS Y SHARES	5/1/07	6.11%	9.46%	—	9.25%
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)		9.91%	14.26%	—	9.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	6.00%

1Since inception return for the S&P North American Technology Sector IndexTM reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2001.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2016.

Paul Leung, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2016.

VICTORY RS Science and Technology Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Science and Technology Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

The Victory Funds

4900 Tiedeman Road, 4th Floor
Brooklyn, Ohio 44144

VF-RS-ST-SUMPRO (7/16)